DERIVATIVE LIABILITIES AND ASSETS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Derivative Liabilities [Line Items]
Gains on change in fair value of derivatives	$ 3,178	$ 6,028
Currency Contracts [Member]
Disclosure of Derivative Liabilities [Line Items]
Gains on change in fair value of derivatives	0	5,265
Interest Rate Swap Contracts [Member]
Disclosure of Derivative Liabilities [Line Items]
Gains on change in fair value of derivatives	2,207	763
Embedded Derivative [Member]
Disclosure of Derivative Liabilities [Line Items]
Gains on change in fair value of derivatives	$ 971	$ 0